FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets, carrying	$ 7,325	$ 6,867
Financial assets, fair value	7,325	6,867
Financial liabilities, carrying	44,345	39,375
Financial liabilities, fair value	39,748	35,085
Financial liabilities and other liabilities, excluding lease liabilities	40,889	35,954
Preferred shares	20	20
Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities, carrying	4,691	3,666
Financial liabilities, fair value	4,471	3,406
Non-recourse borrowings
Disclosure of financial assets [line items]
Financial liabilities, carrying	30,892	26,567
Financial liabilities, fair value	29,971	25,958
Accounts payable and other (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities, carrying	3,154	3,634
Financial liabilities, fair value	3,154	3,634
Preferred shares
Disclosure of financial assets [line items]
Financial liabilities, carrying	20	20
Financial liabilities, fair value	20	20
Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities, carrying	2,132	2,067
Financial liabilities, fair value	2,132	2,067
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying	1,380	1,279
Financial assets, fair value	1,380	1,279
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying	4,293	3,475
Financial assets, fair value	4,293	3,475
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying	1,652	2,113
Financial assets, fair value	$ 1,652	$ 2,113